Defined benefit plans (Detail 11) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 34,826	$ 35,135
Derivative financial instruments, net of collateral	8	(50)
Bank accounts at UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	360	782
UBS Group AG debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	116	137
UBS Group AG shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	49	42
Securities lent to UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	674	609
Property occupied by UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	47	41
Derivative financial instruments, counterparty UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 15	$ (83)